Annual Operating Expenses {- Fidelity® Emerging Asia Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Emerging Asia Fund - Fidelity Emerging Asia Fund-Default	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	1.13%